Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative
Depreciation	$ 5,709	$ 5,465	$ 16,733	$ 17,543	$ 24,069	$ 19,858